PROVISIONS FOR LIABILITIES AND CHARGES - Provisions (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current	£ 160	£ 143
Non-current	199	232
Provisions	£ 359	£ 375	£ 305